Employee Stock Options - Summary of Stock Option Activity (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term in Years, outstanding		8 years
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of stock options, outstanding	792,534	703,034	115,750
Number of options, Granted	0	117,500	619,784
Number of options, exercised	0	0	0
Number of options, forfeited/expired		(28,000)	(32,500)
Number of options, forfeited	(52,000)
Number of stock options, outstanding	740,534	792,534	703,034	115,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance	$ 2.84	$ 2.98		$ 30.00
Weighted Average Exercise Price, granted	0	2.56	$ 2.86
Weighted Average Exercise Price, exercise	0	0	0
Weighted Average Exercise Price, forfeited/expired		5.16	8.92
Weighted Average Option Exercise Price, forfeited	2.36
Balance	$ 2.88	$ 2.84	$ 2.98
Share Of Common Stock Underlying Option [Abstract]
Options outstanding as of January 1, 2016	88
Share Of Common Stock Underlying Option Forfeited	(15)
Options outstanding as of September 30, 2016	73	88
Aggregate Exercise Price Of Common Stock [Abstract]
Aggregate exercise price for one common share, options outstanding	$ 144,900,000	$ 143,100,000
Aggregate Exercise Price For One Common Share Option Forfeited	$ 119,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term in Years, granted		9 years 7 months 6 days	9 years 4 months 24 days
Weighted average remaining contractual term in Years, forfeited/expired		8 years 7 months 6 days	5 years 8 months 12 days
Weighted average remaining contractual term in Years, outstanding	7 years 2 months 12 days	8 years	8 years 9 months 18 days	6 years 3 months 18 days
Balance			$ 0		$ 0